Long-Term Loans, Net Of Current Maturities (Summary Of Long-Term Loans, Net Of Current Maturities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term Debt, total		$ 119,573	$ 165,867
Less: current maturities		59	165,392
Long-term debt noncurrent		$ 119,514	475
U.S. Dollars | Long-Term Bank Loans
Debt Instrument [Line Items]
Interest percentage		Libor + 1.45%
Long-term Debt, total	[1]	$ 118,550	118,550
Israel, New Shekels | Long-Term Bank Loans
Debt Instrument [Line Items]
Interest percentage	[1]	2.56% - Libor + 1.35%
Long-term Debt, total	[1]	$ 0	47,317
Other Currency | Long-Term Bank Loans
Debt Instrument [Line Items]
Interest percentage	[1]
Long-term Debt, total	[1]	$ 1,023	$ 0
Maximum | U.S. Dollars
Debt Instrument [Line Items]
Interest percentage spread		1.837%
Maximum | U.S. Dollars | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity		1 year
Interest percentage spread		1.45%
Maximum | Israel, New Shekels | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity		1 year
Interest percentage spread		1.35%
Minimum | U.S. Dollars | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity		1 year
Interest percentage spread		1.45%
Minimum | Israel, New Shekels | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity		1 year
Interest percentage spread		2.56%

[1]	For covenants see Note 20(F).